Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Expenses
Advertising and investor relations	$ 477,810	$ 496,230
Amortisation of intangible asset	191,035	191,034
Amortisation of office lease	102,177
Amortisation of pilot plant	13,355,544	11,360,466
Consulting fees	2,467,072	934,479
Filing and transfer agent	644,988	154,230
Foreign exchange gain	(1,547,142)	(849,201)
Management fees	2,686,780	1,526,911
Office and administration	2,738,483	574,275
Patent	506,415	269,765
Pilot plant operating	9,907,473	4,596,156
Preliminary economic assessment	87,130	210,283
Professional fees	779,952	711,741
Project investigation	1,397,027	229,257
Share-based payment	4,276,333	4,828,614
Travel	345,952	26,474
Loss from operations before other items	(38,417,029)	(25,260,714)
Other items
Interest income	335,551
Interest and accretion expense	(18,834)	(173,662)
Net loss before other comprehensive income (loss)	(38,100,312)	(25,434,376)
Other comprehensive income (loss)
Currency translation differences of foreign operations	1,653,137	(4,472,313)
Total comprehensive loss	$ (36,447,175)	$ (29,906,689)
Weighted average number of common shares outstanding - basic	155,454,422	121,469,730
Weighted average number of common shares outstanding - diluted	155,454,422	121,469,730
Basic loss per share	$ (0.25)	$ (0.21)
Diluted loss per share	$ (0.25)	$ (0.21)